Consolidated Balance Sheets $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)
CURRENT ASSETS
Cash and cash equivalents	$ 76,073,345	$ 2,742,370	$ 51,538,071
Financial assets at fair value through profit or loss - current	2,933,446	105,748	4,342,605
Contract assets - current	5,607,209	202,134	4,782,904
Trade receivables, net	115,462,210	4,162,300	91,833,989
Other receivables	13,732,607	495,047	3,693,936
Current tax assets	542,180	19,545	702,820
Inventories	67,832,981	2,445,313	48,590,434
Inventories related to real estate business	5,412,114	195,102	13,471,645
Other financial assets - current	140,857	5,078	551,655
Other current assets	4,620,779	166,575	4,578,783
Total current assets	292,357,728	10,539,212	224,086,842
NON-CURRENT ASSETS
Financial assets at fair value through profit or loss - non-current	2,502,834	90,225	2,180,978
Financial assets at fair value through other comprehensive income - non-current	2,019,812	72,812	1,741,134
Investments accounted for using the equity method	16,996,600	612,711	12,806,673
Property, plant and equipment	239,867,550	8,646,992	234,365,397
Right-of-use assets	10,680,262	385,013	8,741,807
Investment properties	22,144,787	798,298	12,538,083
Goodwill	52,072,413	1,877,160	52,709,053
Other intangible assets	24,563,707	885,498	27,711,771
Deferred tax assets	5,369,010	193,548	5,477,373
Other financial assets - non-current	1,416,123	51,050	530,345
Other non-current assets	3,275,073	118,063	1,263,188
Total non-current assets	380,908,171	13,731,370	360,065,802
Total assets	673,265,899	24,270,582	584,152,644
CURRENT LIABILITIES
Short-term borrowings	34,319,464	1,237,183	31,290,839
Financial liabilities at fair value through profit or loss - current	417,660	15,056	1,537,208
Financial liabilities for hedging - current	6,716,965	242,140	5,277,325
Trade payables	84,470,284	3,045,072	73,268,234
Other payables	46,696,900	1,683,378	39,415,623
Current tax liabilities	16,362,350	589,847	6,514,502
Lease liabilities - current	809,536	29,183	774,444
Current portion of bonds payable	9,902,710	356,983	6,999,951
Current portion of long-term borrowings	4,526,683	163,183	2,250,121
Other current liabilities	13,022,789	469,459	7,264,084
Total current liabilities	217,245,341	7,831,484	174,592,331
NON-CURRENT LIABILITIES
Financial liabilities for hedging - non-current	4,780,931	172,348	5,910,919
Bonds payable	42,364,627	1,527,204	49,253,603
Long-term borrowings	117,164,876	4,223,680	102,259,378
Deferred tax liabilities	7,590,197	273,619	7,121,027
Lease liabilities - non-current	6,590,348	237,576	5,101,386
Net defined benefit liabilities	5,864,071	211,394	6,466,794
Other non-current liabilities	3,494,448	125,971	1,710,090
Total non-current liabilities	187,849,498	6,771,792	177,823,197
Total liabilities	405,094,839	14,603,276	352,415,528
Share capital
Ordinary shares	44,034,146	1,587,388	43,385,311
Shares subscribed in advance	52,356	1,887	130,609
Total share capital	44,086,502	1,589,275	43,515,920
Capital surplus	143,693,168	5,179,999	139,767,550
Retained earnings
Legal reserve	6,300,198	227,116	3,901,384
Special reserve	9,569,027	344,954	10,847,697
Unappropriated earnings	69,712,555	2,513,070	30,084,965
Total retained earnings	85,581,780	3,085,140	44,834,046
Other equity	(12,246,443)	(441,472)	(10,043,302)
Treasury shares	(7,488,362)	(269,948)	(1,959,107)
Equity attributable to owners of the Company	253,626,645	9,142,994	216,115,107
NON-CONTROLLING INTERESTS	14,544,415	524,312	15,622,009
Total equity	268,171,060	9,667,306	231,737,116
TOTAL	$ 673,265,899	$ 24,270,582	$ 584,152,644